Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Cash outflow for leases	$ 1,333,090
Additions to right-of-use assets	$ 629,385	$ 251,362